SHAREHOLDERS' EQUITY (Details) (Employee Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding at beginning of year (in shares)	403,110	319,531
Number of Options Granted (in shares)	380,222	83,579
Number of Options Outstanding at end of year (in shares)	783,332	403,110
Number of Options Vested and expected to vest (in shares)	783,332	403,110
Number of Options exercisable at the end of the year (in shares)	429,589	134,370
Weighted average exercise price Outstanding at beginning of year (in dollars per share)	$ 0.0004	$ 0.0004
Weighted average exercise price Granted (in dollars per share)	$ 9.21	$ 0.0004
Weighted average exercise price Outstanding at end of year (in dollars per share)	$ 4.47	$ 0.0004
Weighted average exercise price Vested and expected to vest (in dollars per share)	$ 4.47	$ 0.0004
Weighted average exercise price Options exercisable at the end of the year (in dollars per share)	$ 1.33	$ 0.0004